Equity method investment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Balance at the beginning	¥ 579,263
Additions	1,458	$ 223	¥ 579,492	¥ 404,204
Share of results	3,970	608	21,772	19,566
Disposal of an equity method investment			(4,500)	(3,400)
Dividend received	(644)	(99)	(9,602)	(127)
Return of capital	(115,449)	(17,693)	(358,558)	(148,858)
Balance at the ending	468,598	$ 71,816	579,263
Equity Method Investees Excluding Shanghai Qinlin Information Technology Co. Ltd And Shanghai Gefei Fangdd Asset Management Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Balance at the beginning	579,263		346,159	94,527
Additions	1,458		579,492	383,958
Share of results	3,970		21,772	19,566
Disposal of an equity method investment			(2,907)
Dividend received	(644)		(9,602)	(127)
Return of capital	(115,449)		(358,558)	(148,858)
Balance at the ending	¥ 468,598		¥ 579,263	¥ 346,159